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                           STOLL KEENON OGDEN PLLC
                        300 West Vine St., Suite 2100
                          Lexington, Kentucky 40507
                               (859) 231-3000
                          Facsimile: (859) 253-1093

                               March 30, 2006


Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC  20549
Attn: H. Christopher Owings

         RE: Pre-Effective Amendment No. 1 to Registration Statement on Form S-3
                  Delta Natural Gas Company, Inc.

Ladies and Gentlemen:

         On behalf of our client, Delta Natural Gas Company, Inc. (the "Company"), we transmit herewith the Company's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-3 (File No. 333-132322) (the "Registration Statement"). We have reviewed your letter to Mr. Glenn R. Jennings, President and Chief Executive Officer of the Company, dated March 29, 2006. The Company's response to each of your comments is set forth below. For convenience, each of your comments has been inserted in order in italics and the Company's response to each comment is in unitalicized text under that comment.


         1. We note that the Indenture and the Notes will be governed by and construed in accordance with the laws of the State of New York. Please revise to clearly opine on the laws of the State of New York, including the statutory provisions, all applicable provisions of the New York Constitution and reported judicial decisions interpreting these laws.

         We have at Exhibit 5 to the Registration Statement provided a revised opinion that clearly opines on the laws of the State of New York.

         2. Further, with your revised counsel's opinion please include the registration statement's file number.

         The revised counsel's opinion includes the registration statement's file number.

                                           Respectfully submitted,


                                           STOLL KEENON OGDEN PLLC



                                           By:  /s/ J. David Smith, Jr.
                                                --------------------------------
                                                    J. David Smith, Jr.